SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets other than goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Indefinite-lived Intangible Assets [Line Items]
Impairment of long-lived assets	$ 30,057	¥ 209,249	$ 0	¥ 0
Luckin Coffee EXPRESS
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	7,478	52,058
Freshly brewed drinks
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	21,821	151,916
Constructing coffee bean
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	$ 758	¥ 5,275